Financial risk management and fair values of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
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Remaining Contractual Maturities of Non-derivative Financial Liabilities Based on Contractual Undiscounted Cash Flows
The following tables show the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative
financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	2021 Contractual undiscounted cash outflow
	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Borrowings	59,167	19,428	18,824	3,586	101,005	96,267
Lease liabilities	25,331	22,764	45,142	25,923	119,160	102,749
Trade and other payables and accrued charges	20,097	—	—	—	20,097	20,097
Long-term payables	111	111	96	—	318	291

	104,706	42,303	64,062	29,509	240,580	219,404

	2020 Contractual undiscounted cash outflow
	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount at December 31
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Borrowings	41,378	8,350	15,420	21,190	86,338	78,233
Lease liabilities	25,752	23,989	54,653	36,382	140,776	121,213
Trade and other payables and accrued charges	20,892	—	—	—	20,892	20,892
Long-term payables	111	111	207	—	429	385

	88,133	32,450	70,280	57,572	248,435	220,723

Sensitivity Analysis of Significant Foreign Exchange Rates and Impact on Profit after Tax and Retained Profits
The following table indicates the instantaneous change in the Group’s loss/profit after tax and retained earnings that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. The range of such sensitivity was considered to be reasonably possible at the end of the reporting date.

	2021
	Appreciation/(depreciation) of Renminbi against foreign currency	Decrease/(increased) on loss after tax and increase/(decrease) on retained earnings RMB million
USD	1%	322
	(1%)	(322)

Euro	1%	18
	(1%)	(18)

Japanese Yen	10%	38
	(10%)	(38)

	2020
	Appreciation/(depreciation) of Renminbi against foreign currency	Decrease/(increased) on loss after tax and increase/(decrease) on retained earnings RMB million
USD	1%	367
	(1%)	(367)

Euro	1%	24
	(1%)	(24)

Japanese Yen	10%	74
	(10%)	(74)

	2019
	Appreciation/(depreciation) of Renminbi against foreign currency	Increase/(decrease) on profit after tax and retained earnings RMB million
USD	1%	434
	(1%)	(434)

Euro	1%	26
	(1%)	(26)

Japanese Yen	10%	94
	(10%)	(94)

Disclosure of Exposure to Credit Risk and Expected Credit Losses for Air Ticket Receivables
The following table provides information about the Group’s exposure to credit risk and ECLs for air ticket receivables as at December 31, 2021:

	December 31, 2021
	Expected loss rates	Gross carrying amount	Loss allowance
	%	RMB million	RMB million
Within 3 months	0.01%	1,811	—
More than 3 months but less than 1 year	50.00%	5	3
More than 1 year but less than 2 years	100.00%	1	1
More than 2 years but less than 3 years	100.00%	3	3
More than 3 years	100.00%	15	15

		1,835	22

	December 31, 2020
	Expected loss rates	Gross carrying amount	Loss allowance
	%	RMB million	RMB million
Within 3 months	0.01%	1,461	—
More than 3 months but less than 1 year	50.00%	7	4
More than 1 year but less than 2 years	100.00%	6	6
More than 2 years but less than 3 years	100.00%	5	5
More than 3 years	100.00%	13	13

		1,492	28

Schedule of Movement in the Allowances for Loan Losses
Movement in the loss allowance account in respect of trade receivables during the year is as follows:

	2021	2020
	RMB million	RMB million
Balance at January 1	43	36

Amounts written off during the year	(4)	(3)
Impairment losses written back	(5)	(1)
Impairment losses recognized during the year	5	11

Balance at December 31	39	43

Disclosure Of Detailed Information About Reconciliation Of Changes In Allowance For Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments Explanatory
Set out below are the movements of loss allowances measured at
12-month
and lifetime expected credit losses for the financial assets included in other receivables.

	2021				2020
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3	Total
	12-month ECLs	Lifetime ECLs (not credit- impaired)	Lifetime ECLs (credit- impaired)	Total	12-month ECLs	Lifetime ECLs (not credit- impaired)	Lifetime ECLs (credit- impaired)
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
As at January 1	2	9	148	159	1	4	—	5
Accrual	2	—	—	2	3	5	148	156
Reversal	(3)	—	—	(3)	(2)	—	—	(2)
Write-off	—	—	—	—	—	—	—	—

As at December 31	1	9	148	158	2	9	148	159

Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis

			Fair value measurements as at December 31, 2021 categorized into
Recurring fair value measurement	Note	Fair value at December 31, 2021 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets/(liabilities):
Other equity instrument investments:
-Non-listed shares	26	40	—	—	40
-Non-tradable shares	26	523	—	—	523
Other non-current financial assets:
-Listed shares	26	68	68	—	—
-Non-listed shares	26	27	—	—	27
Derivative financial liabilities:
-Interest rate swaps	27	(20)	—	(20)	—
-Derivative component of convertible bonds	27	(1,222)	—	(1,222)	—

			Fair value measurements as at December 31, 2020 categorized into
Recurring fair value measurement	Note	Fair value at December 31, 2020 RMB million	Level 1 RMB million	Level 2 RMB million	Level 3 RMB million
Financial assets/(liabilities):
Other equity instrument investments:
-Non-listed shares	26	100	—	—	100
-Non-tradable shares	26	699	—	—	699
Other non-current financial assets:
-Listed shares	26	64	64	—	—
-Non-listed shares	26	28	—	—	28
Derivative financial liabilities:
-Interest rate swaps	27	(53)	—	(53)	—
-Derivative component of convertible bonds	27	(3,092)	—	(3,092)	—
-Forward foreign exchange and foreign exchange options contracts	27	(56)	—	(56)	—

Disclosure of Fair Value of Derivative Component of Convertible Bonds is Measured by Using the Binomial Model
Fair value of derivative component of convertible bonds is measured by using the Binomial Model. The major inputs used in the Binomial Model are:

	At December 31, 2021	At December 31, 2020
Conversion price	RMB 6.24	RMB 6.24
Stock price of A shares	RMB 6.47	RMB 6.01
Stock market volatility	33.78%	35.38%
Risk-free interest rate	2.59%	3.14%

Quantitative Information of Valuation Technique and Significant Unobservable Inputs Used in Measuring Financial Instruments at Fair Value on a Recurring Basis
Information about Level 3 fair value measurements

	Valuation technique	Significant unobservable inputs	Range
Other equity instruments investments
-Non-listed shares (1)&(3)	Market comparable companies	Discount for lack of marketability	32%

-Non-tradable shares (2)&(3)	Discounted cash flow	Expected profit growth rate during the projection period	1%-169%
		Perpetual growth rate	3%
		Perpetual dividend payout rate	80%
		Expected dividend payout rate during the projection period	28%
		Discount rate	10.46%

Other non-current financial assets
-Non-listed shares (2)	Discounted cash flow	Expected profit growth rates during the projection period	10%-28%
		Perpetual growth rates	1%-3%
		Perpetual dividend payout rates	80%
		Expected dividend payout rates during the projection period	27%-33%
		Discount rates	10%-11.77%

(1)
The fair value of
non-listed
shares are determined by using comparable listed companies adjusted for lack of marketability discount. The fair value measurement is negatively correlated to the discount for lack of marketability.

(2)
The fair value of these
non-tradable
shares and
non-listed
shares is determined by discounting projected cash flow series associated with respective investments. The valuation takes into account the expected profit growth rates and expected dividend payout rate of the investees. The discount rates used have been adjusted to reflect specific risks relating to respective investees. The fair value measurement is positively correlated to the expected profit growth rates during the projection period, perpetual growth rate, perpetual dividend payout rate and expected dividend payout rates during the projection period of respective investees, and negatively correlated to the discount rates.

(3)
Any gain or loss arising from the remeasurement of the Group’s unlisted or non-tradable
equity securities held for strategic purposes are recognized in the fair value reserve
(non-recycling)
in other comprehensive income. Upon disposal of the equity securities, the amount accumulated in other comprehensive income is transferred directly to retained earnings.